Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Estimated Fair Value of Securities Available-for-Sale

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2016 and 2015 were as follows:

2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$207,080,794	$—	$7,114,186	$199,966,608
Mortgage-backed securities	152,765,924	340,419	4,841,633	148,264,710
State, County, Municipals	150,503,811	1,269,356	6,851,017	144,922,150
Other investments	2,869,761	101,345	—	2,971,106

Total	$513,220,290	$1,711,120	$18,806,836	$496,124,574

2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$83,826,411	$1,100	$1,577,145	$82,250,366
Mortgage-backed securities	92,602,875	467,693	1,348,603	91,721,965
State, County, Municipals	87,948,336	2,609,469	181,442	90,376,363
Other investments	2,931,134	—	15,425	2,915,709

Total	$267,308,756	$3,078,262	$3,122,615	$267,264,403

Amortized Cost and Estimated Fair Value of Securities Held-to-Maturity

The amortized cost and estimated fair value of HTM securities and the corresponding amounts of gross unrecognized gains and losses for December 31, 2015 were as follows:

2015	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities held-to-maturity Obligations of U.S. Government agencies	$161,043,404	$8,002,431	$—	$169,045,835

Total	$161,043,404	$8,002,431	$—	$169,045,835

Summary of Unrealized Loss Information for Available-for-sale Securities

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2016	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$195,363	$6,753	$4,604	$362	$199,967	$7,115
Mortgage backed securities	117,438	4,183	24,353	658	141,791	4,841
State, County, Municipal	95,088	6,663	3,092	188	98,180	6,851

Total	$407,889	$17,599	$32,049	$1,208	$178,183	$18,807

December 31, 2015	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$50,915	$716	$26,335	$861	$77,250	$1,577
Mortgage backed securities	83,001	1,349	—	—	83,001	1,349
State, County, Municipal	2,393	10	12,623	172	15,016	182
Other investments	—	—	2,916	15	2,916	15

Total	$136,309	$2,075	$41,874	$1,048	$178,183	$3,123

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$6,333,181	$6,370,921
Due after one year through five years	30,059,503	30,278,557
Due after five years through ten years	126,336,589	122,562,724
Due after ten years	350,491,017	336,912,372

Total	$513,220,290	$496,124,574

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2016	2015	2014
Gross realized gains	$112,881	$142,422	$206,258
Gross realized losses	—	124,919	191,716

	$112,881	$17,503	$14,542